Income Taxes (Details) - HKD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Line Items]
Profit before income tax
Foreign tax rate	16.50%
Income tax profit	$ 2,000,000
YD Network [Member]
Income Taxes [Line Items]
Income tax rate	8.25%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	16.50%
Income tax profit	$ 5,713,436
PRC [Member]
Income Taxes [Line Items]
Foreign tax rate	25.00%